Employee benefit obligations - Other employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Other employee benefits	€ 831	€ 905
Other employee benefit obligations
Employee benefit obligations
Other employee benefits	110	122
End of service employee benefits
Employee benefit obligations
Other employee benefits	21	23
Long term employee benefits
Employee benefit obligations
Other employee benefits	€ 89	€ 99